Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash	$ 5,040	$ 851
Accounts receivable	16	79
Other receivables	10	8
Security deposit	7	7
Prepaid expenses	35	1
Inventory	40	15
Total current assets	5,148	961
Non-current assets
Security deposit	17	17
Property and equipment	1	1
Total assets	5,166	979
Current liabilities
Accounts payable and accrued liabilities	1,615	2,230
Total liabilities	1,615	2,230
Stockholders Equity (Deficit)
Share capital unlimited authorized shares at no par value 60,743 and 56,378 shares outstanding at June 30, 2018 and December 31, 2017, respectively	116,310	108,196
Share capital subscription receivable	(868)	(718)
Additional paid-in capital	37,711	35,790
Accumulated deficit	(149,602)	(144,519)
Total Stockholders' equity (deficit)	3,551	(1,251)
Total liabilities, equity and stockholders equity (deficit)	$ 5,166	$ 979